COMMUNITY CAPITAL TRUST
The Community Reinvestment Act Qualified Investment Fund
(The “Fund” or the “CRA Fund®”)

CRA Shares (CRAIX)

Supplement dated February 28, 2019
to the
Prospectus
dated October 1, 2018

Change in Transfer Agent

Effective March 4, 2019, Atlantic Shareholder Services, LLC replaced SEI Institutional Transfer Agent, Inc., assignee of SEI Investment Management Company (“SEI”), as the transfer agent and dividend disbursing agent to the Fund (“Transfer Agent”). Accordingly, all references in the Prospectus to SEI as Transfer Agent are replaced by Atlantic Shareholder Services, LLC.

As a result of the Transfer Agent change described above, there are certain changes in the procedures for purchasing and redeeming shares of the Fund as set forth below. These changes are effective March 4, 2019.

1.	The section entitled “FUND SUMMARY – Purchase, Sale and Exchange of Fund Shares” is superseded and replaced with the following:

PURCHASE, SALE AND EXCHANGE OF FUND SHARES

CRA Shares of the Fund are available for purchase by financial institutions seeking positive CRA consideration with respect to shares of the Fund owned by them.

If you are considering investing in CRA Shares of the Fund, contact the Fund’s transfer agent toll-free at 1-888-272-0007. The transfer agent will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened directly with the Fund by wire transfer, by check purchase or through an exchange of securities. These options are also available to existing shareholders. You also may purchase CRA Shares through certain financial intermediaries (each such institution is a “Shareholder Servicing Agent”).

The minimum initial investment for CRA Shares is $500,000. The Fund reserves the right to waive this minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

You may sell (redeem) your CRA Shares on any day when both the New York Stock Exchange and the Fund’s custodian are open for business (“Business Day”). Redemption requests must be in writing and sent to the CRA Qualified Investment Fund, P.O. Box 588, Portland, ME 04112.

You may also sell (redeem) your CRA Shares through your Shareholder Servicing Agent.

Non-bank holders of CRA Shares of the Fund may exchange their CRA Shares for Institutional or Retail Shares of the Fund. The CRA Shares being exchanged must have a value of at least $500,000 or $2,500, respectively, although the Fund reserves the right to waive this minimum for any exchange. Non-bank investors who purchased their CRA Shares directly from the Fund should call the Fund’s transfer agent at 1-888-272-0007. for information on exchanging their CRA Shares. Non-bank investors who purchased their CRA Shares through a Shareholder Servicing Agent should contact their Shareholder Servicing Agent for information on exchanging their CRA Shares.

2.	The sections entitled “PURCHASING SHARES” and “REDEEMING SHARES” of the Prospectus are superseded and replaced with the following:

Purchasing and Selling Fund Shares

This Prospectus describes the CRA Shares of the Fund. The Fund also offers Institutional Shares and Retail Shares, which are described in separate prospectuses.

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If your request to buy CRA Shares of the Fund is received in good order by the Fund’s transfer agent by 4:00 p.m. (Eastern time) on a Business Day, the price you pay will be the NAV per share next determined. If your request to buy CRA Shares of the Fund is received in good order by the Fund’s transfer agent after 4:00 p.m. (Eastern time) on a Business Day or on a non-Business Day, the price you pay will be the NAV per share next determined on the next Business Day. A purchase request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered.

The Advisor may pay additional compensation from time to time, out of its assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with the sale, distribution and/or servicing of CRA Shares of the Fund.

How to Purchase Fund Shares

All investments must be made by check, wire or Automated Clearing House (“ACH”). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

If you purchase shares directly from the Fund, you will receive a confirmation of each transaction and monthly statements detailing Fund balances and all transactions completed during the prior month. Automatic reinvestments of distributions may be confirmed only by monthly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on excessive trading, see “Excessive Trading Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

By Mail

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number and the Fund name.

Regular Mail Address

The CRA Qualified Investment Fund
P.O. Box 588
Portland, ME 04112

Express Mail Address

The CRA Qualified Investment Fund
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

Initial share purchases must be accompanied by a completed new account application and a corporate resolution dated within 60 days verifying the authorized signers. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days. Please specify that you want to invest in CRA Shares of the Fund.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted.

You will receive a statement showing the number of CRA Shares purchased, the NAV at which your shares were purchased, and the new balance of CRA Shares owned each time you purchase CRA Shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

All applications to purchase CRA Shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.

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The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund’s transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

By Wire

To open an account by wire, call 1-888-272-0007 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

Wiring Instructions

UMB Bank, N.A.
Kansas City, MO
ABA #101000695

For Credit To:

Atlantic Shareholder Services FBO Community Capital Trust
Acct #9872324919
Fund Name
(Your Account Number with the Fund)

Before making an initial investment by wire transfer, you must forward a completed new account application with your taxpayer identification number and signature(s) of authorized officer(s) along with a corporate resolution dated within 60 days verifying the authorized signers to the Fund (1) by fax to the Fund’s transfer agent at 207-347-2195 or (2) by mail to The CRA Qualified Investment Fund, P.O. Box 588, Portland, ME 04112.

Purchases In-Kind

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if the Advisor deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

To discuss arrangements for purchasing CRA Shares of the Fund in exchange for your securities, contact the Advisor toll-free at 1-877-272-1977.

Buying or Selling Shares through a Shareholder Servicing Agent

CRA Shares of the Fund may be available through Shareholder Servicing Agents. Certain features of the Fund’s CRA Shares, such as the initial investment minimum, may be modified or waived by a Shareholder Servicing Agent. A Shareholder Servicing Agent may impose transaction or administrative charges or other direct fees. Therefore, you should contact the Shareholder Servicing Agent acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of CRA Shares and should read this Prospectus in light of the terms governing your accounts with the Shareholder Servicing Agent.

Shareholder Servicing Agents will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients and customers. A Shareholder Servicing Agent or, if applicable, its designee that has entered into an agreement with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment and the order received by the Fund no later than the Fund’s pricing on the following Business Day. If payment is not received by such time, the Shareholder Servicing Agent could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Shareholder Servicing Agent or, if applicable, its authorized designee accepts a purchase or redemption order in good order, provided payment and the order are received by the Fund on the following Business Day. Orders received by the Fund in good order will be priced at the net asset value for CRA Shares next computed after they are accepted by the Shareholder Servicing Agent or its authorized designee.

For further information as to how to direct a Shareholder Servicing Agent to purchase or redeem CRA Shares of the Fund on your behalf, you should contact your Shareholder Servicing Agent.

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Minimum Purchases

The minimum initial investment for CRA Shares is $500,000. The Fund reserves the right in its discretion to vary or waive the minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

How to Redeem Fund Shares

Redemption requests must be in writing and sent (1) by fax to the Fund’s transfer agent at 207-347-2195 or (2) by mail to The Community Reinvestment Act Qualified Investment Fund, P.O. Box 588, Portland, ME 04112. To be in proper form, your redemption request must:

●	Specify your account number, Fund name and the number of shares or dollar amount to be redeemed, and where to send the proceeds; and

●	Be signed by an authorized representative(s);

●	Include a copy of your firm’s corporate resolution dated within 60 days verifying the authorized signer; and

●	Include a Medallion Signature Guarantee if necessary (see below).

To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

●	you want the Fund to send your money to an address other than the address on your account;

●	you want the Fund to send your money to the address on your account that’s changed within the last 30 days; or

●

you want the Fund to make the check payable to someone else, adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction.

The sale price will be the NAV next determined after the Fund receives your request in proper form.

Receiving Your Money

Normally, the Fund will send your sale proceeds within one Business Day after it receives your redemption request. The Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

The Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund’s remaining shareholders, the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

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Exchanging Shares

Non-bank holders of CRA Shares of the Fund may exchange their CRA Shares for Institutional or Retail Shares of the Fund. The CRA Shares being exchanged must have a value of at least $500,000 or $2,500, respectively, although the Fund reserves the right to waive this minimum for any exchange. Non-bank investors who purchased their CRA Shares directly from the Fund should call the Fund’s transfer agent at 1-888-272-0007 for information on exchanging their CRA Shares. Non-bank investors who purchased their CRA Shares through a Shareholder Servicing Agent should contact their Shareholder Servicing Agent for information on exchanging their CRA Shares. An exchange of CRA Shares of the Fund for Institutional Shares or Retail Shares of the Fund is generally not a taxable event.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payments to Financial Intermediaries

From time to time, the Advisor and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Advisor’s and/or its affiliates’ own legitimate profits or other resources. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. A financial intermediary may provide services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Advisor and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information, please see “Payments to Financial Intermediaries” in the SAI.

The level of payments made by the Advisor and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Advisor and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading

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include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, investing in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, may make the Fund more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of securities.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this Prospectus and approved by the Board. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. The Fund’s policies and procedures include the following:

●

Shareholders are restricted from making more than four “round trips” into or out of the Fund within any 365 day period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Advisor reasonably believes would be harmful or disruptive to the Fund.

●

The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Fund’s shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

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In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or other financial intermediary. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder’s financial intermediary (if shares are not held directly with the Fund).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-888-272-0007.

Please keep this Prospectus Supplement with your records

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COMMUNITY CAPITAL TRUST
The Community Reinvestment Act Qualified Investment Fund
(The “Fund” or the “CRA Fund®”)

Retail Shares (CRATX)

Supplement dated February 28, 2019
to the
Prospectus
dated October 1, 2018

Change in Transfer Agent

Effective March 4, 2019, Atlantic Shareholder Services, LLC replaced SEI Institutional Transfer Agent, Inc., assignee of SEI Investment Management Company (“SEI”), as the transfer agent and dividend disbursing agent to the Fund (“Transfer Agent”). Accordingly, all references in the Prospectus to SEI as Transfer Agent are replaced by Atlantic Shareholder Services, LLC.

As a result of the Transfer Agent change described above, there are certain changes in the procedures for purchasing and redeeming shares of the Fund as set forth below. These changes are effective March 4, 2019.

1.	The section entitled “FUND SUMMARY – Purchase, Sale and Exchange of Fund Shares” is superseded and replaced with the following:

PURCHASE, SALE AND EXCHANGE OF FUND SHARES

Retail Shares of the Fund are available for purchase by individuals purchasing shares on their own behalf directly from the Fund or through financial advisers.

If you are considering investing in Retail Shares of the Fund, contact the Fund’s transfer agent toll-free at 1-888-272-0007. The transfer agent will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened directly with the Fund by wire transfer, by check purchase or through an exchange of securities. These options are also available to existing shareholders. You also may purchase Retail Shares through your financial adviser.

The minimum initial investment for Retail Shares is $2,500. The Fund reserves the right to waive this minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

You may sell (redeem) your Retail Shares on any day when both the New York Stock Exchange and the Fund’s custodian are open for business (“Business Day”). Redemption requests must be in writing and sent to the CRA Qualified Investment Fund, P.O. Box 588, Portland, ME 04112.

Holders of Retail Shares of the Fund may exchange their Retail Shares for Institutional Shares of the Fund. The Retail Shares being exchanged must have a value of at least $500,000, although the Fund reserves the right to waive this minimum for any exchange. Investors who purchased their Retail Shares directly from the Fund should call the Fund’s transfer agent at 1-888-272-0007 for information on exchanging their Retail Shares. Investors who purchased their Retail Shares through a financial adviser should contact their financial adviser for information on exchanging their Retail Shares.

2.	The sections entitled “PURCHASING SHARES” and “REDEEMING SHARES” of the Prospectus are superseded and replaced with the following:

Purchasing and Selling Fund Shares

This Prospectus describes the Retail Shares of the Fund. The Fund also offers CRA Shares and Institutional Shares, which are described in separate prospectuses.

If your request to buy Retail Shares of the Fund is received in good order by the Fund’s transfer agent by 4:00 p.m. (Eastern time) on a Business Day, the price you pay will be the NAV per share next determined. If your request to buy Retail Shares of the Fund is received in good order by the Fund’s transfer agent after 4:00 p.m. (Eastern time) on a

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Business Day or on a non-Business Day, the price you pay will be the NAV per share determined on the next Business Day. A purchase request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered.

How to Purchase Fund Shares

All investments must be made by check, wire or Automated Clearing House (“ACH”). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

If you purchase shares directly from the Fund, you will receive a confirmation of each transaction and monthly statements detailing Fund balances and all transactions completed during the prior month. Automatic reinvestments of distributions may be confirmed only by monthly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on excessive trading, see “Excessive Trading Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

By Mail

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number and the Fund name.

Regular Mail Address

The CRA Qualified Investment Fund
P.O. Box 588
Portland, ME 04112

Express Mail Address

The CRA Qualified Investment Fund
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund’s transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

By Wire

To open an account by wire, call 1-888-272-0007 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

Wiring Instructions

UMB Bank, N.A.
Kansas City, MO
ABA #101000695

For Credit To:

Atlantic Shareholder Services FBO Community Capital Trust
Acct #9872324919
Fund Name
(Your Account Number with the Fund)

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Purchases In-Kind

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if the Advisor deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

To discuss arrangements for purchasing Retail Shares of the Fund in exchange for your securities, contact the Advisor toll-free at 1-877-272-1977.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Retail Shares of the Fund directly from the Fund through its transfer agent, you may also buy or sell Retail Shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

Minimum Purchases

The minimum initial investment for Retail Shares is $2,500. The Fund reserves the right in its discretion to vary or waive the minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

How to Redeem Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-272-0007.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing.

To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

●	you want the Fund to send your money to an address other than the address on your account;

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●	you want the Fund to send your money to the address on your account that’s changed within the last 30 days; or

●

you want the Fund to make the check payable to someone else, adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction.

The sale price will be the NAV next determined after the Fund receives your request in proper form.

By Mail

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

●	The Fund name;

●	The account number;

●	The dollar amount or number of shares you wish to redeem;

●	The account name(s); and

●	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Regular Mail Address

The CRA Qualified Investment Fund
P.O. Box 588
Portland, ME 04112

Express Mail Address

The CRA Qualified Investment Fund
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund’s transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

By Telephone

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the ACH or wire redemption privilege) by completing the appropriate sections of the account application. Call 1-888-272-0007 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

Receiving Your Money

Normally, the Fund will send your sale proceeds within one Business Day after it receives your redemption request. The Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

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The Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund’s remaining shareholders, the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Exchanging Shares

Holders of Retail Shares of the Fund may exchange their Retail Shares for Institutional Shares of the Fund. The Retail Shares being exchanged must have a value of at least $500,000, although the Fund reserves the right to waive this minimum for any exchange. Investors who purchased their Retail Shares directly from the Fund should call the Fund’s transfer agent at 1-888-272-0007 for information on exchanging their Retail Shares. Investors who purchased their Retail Shares through a financial intermediary should contact their financial intermediary for information on exchanging their Retail Shares. An exchange of Retail Shares of the Fund for Institutional Shares of the Fund is generally not a taxable event.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payments to Financial Intermediaries

From time to time, the Advisor and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Advisor’s and/or its affiliates’ own legitimate profits or other resources. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. A financial intermediary may provide services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Advisor and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information, please see “Payments to Financial Intermediaries” in the SAI.

The level of payments made by the Advisor and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Advisor and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments

5

could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, investing in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, may make the Fund more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of securities.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this Prospectus and approved by the Board. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. The Fund’s policies and procedures include the following:

●

Shareholders are restricted from making more than four “round trips” into or out of the Fund within any 365 day period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Advisor reasonably believes would be harmful or disruptive to the Fund.

●

The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Fund’s shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

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The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or other financial intermediary. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder’s financial intermediary (if shares are not held directly with the Fund).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-888-272-0007.

Please keep this Prospectus Supplement with your records.

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COMMUNITY CAPITAL TRUST
The Community Reinvestment Act Qualified Investment Fund
(The “Fund” or the “CRA Fund®”)

Institutional Shares (CRANX)

Supplement dated February 28, 2019
to the
Prospectus
dated October 1, 2018

Change in Transfer Agent

Effective March 4, 2019, Atlantic Shareholder Services, LLC replaced SEI Institutional Transfer Agent, Inc., assignee of SEI Investment Management Company (“SEI”), as the transfer agent and dividend disbursing agent to the Fund (“Transfer Agent”). Accordingly, all references in the Prospectus to SEI as Transfer Agent are replaced by Atlantic Shareholder Services, LLC.

As a result of the Transfer Agent change described above, there are certain changes in the procedures for purchasing and redeeming shares of the Fund as set forth below. These changes are effective March 4, 2019.

1.	The section entitled “FUND SUMMARY – Purchase, Sale and Exchange of Fund Shares” is superseded and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Institutional Shares of the Fund are available for purchase by (1) corporations, partnerships, business trusts, pension and retirement plans, and other institutions and organizations acting on their own behalf or on behalf of customers or other beneficial owners, (2) the Trustees and officers of the Trust, and (3) directors, officers and employees of the Advisor. Institutional Shares of the Fund are not an appropriate investment for financial institutions seeking positive CRA consideration with respect to shares of the Fund owned by them but may be appropriate for investors seeking exposure to Impact Themes or specific geographic region(s).

If you are considering investing in Institutional Shares of the Fund, contact the Fund’s transfer agent toll-free at 1-888-272-0007. The transfer agent will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened directly with the Fund by wire transfer, by check purchase or through an exchange of securities. These options are also available to existing shareholders.

The minimum initial investment for Institutional Shares is $100,000. The Fund reserves the right to waive this minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

You may sell (redeem) your Institutional Shares on any day when both the New York Stock Exchange and the Fund’s custodian are open for business (“Business Day”). Redemption requests must be in writing and sent to The CRA Qualified Investment Fund, P.O. Box 588, Portland, ME 04112.

2.	The sections entitled “PURCHASING SHARES” and “REDEEMING SHARES” of the Prospectus are superseded and replaced with the following:

Purchasing and Selling Fund Shares

This Prospectus describes the Institutional Shares of the Fund. The Fund also offers CRA Shares and Retail Shares, which are described in separate prospectuses.

If your request to buy Institutional Shares of the Fund is received in good order by the Fund’s transfer agent by 4:00 p.m. (Eastern time) on a Business Day, the price you pay will be the NAV per share next determined. If your request to buy Institutional Shares of the Fund is received in good order by the Fund’s transfer agent after 4:00 p.m. (Eastern time) on a Business Day or on a non-Business Day, the price you pay will be the NAV per share determined on the next Business Day. A purchase request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered.

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How to Purchase Fund Shares

All investments must be made by check, wire or Automated Clearing House (“ACH”). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

If you purchase shares directly from the Fund, you will receive a confirmation of each transaction and monthly statements detailing Fund balances and all transactions completed during the prior month. Automatic reinvestments of distributions may be confirmed only by monthly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on excessive trading, see “Excessive Trading Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

By Mail

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number and the Fund name.

Regular Mail Address

The CRA Qualified Investment Fund
P.O. Box 588
Portland, ME 04112

Express Mail Address

The CRA Qualified Investment Fund
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

Initial share purchases must be accompanied by a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority dated within 60 days. See “Purchase Inquiries” above. Checks are accepted subject to collection. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days. Please specify that you want to invest in Institutional Shares of the Fund.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund’s transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

By Wire

To open an account by wire, call 1-888-272-0007 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

Wiring Instructions

UMB Bank, N.A.
Kansas City, MO
ABA #101000695

2

For Credit To:

Atlantic Shareholder Services FBO Community Capital Trust
Acct #9872324919
Fund Name
(Your Account Number with the Fund)

Before making an initial investment by wire transfer, you must forward a completed new account application with your taxpayer identification number and signature(s) of authorized officer(s) to the Fund (1) by fax to the Fund’s transfer agent at 207-347-2195 or (2) by mail to The CRA Qualified Investment Fund, P.O. Box 588, Portland, ME 04112.

Your financial institution may charge you a fee for sending funds by wire.

Purchases In-Kind

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if the Advisor deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

To discuss arrangements for purchasing Institutional Shares of the Fund in exchange for your securities, contact the Advisor toll-free at 1-877-272-1977.

Minimum Purchases

The minimum initial investment for Institutional Shares is $100,000. The Fund reserves the right in its discretion to vary or waive the minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

How to Redeem Fund Shares

Redemption requests must be in writing and sent (1) by fax to the Fund’s transfer agent at 207-347-2195 or (2) by mail to The Community Reinvestment Act Qualified Investment Fund, P.O. Box 588, Portland, ME 04112. To be in proper form, your redemption request must:

●	Specify your account number, Fund name and the number of shares or dollar amount to be redeemed, and where to send the proceeds; and

●	Be signed by an authorized representative(s);

●	Include a copy of your firm’s corporate resolution dated within 60 days verifying the authorized signer; and

●	Include a Medallion Signature Guarantee if necessary (see below).

To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

●	you want the Fund to send your money to an address other than the address on your account;

●	you want the Fund to send your money to the address on your account that’s changed within the last 30 days; or

●

you want the Fund to make the check payable to someone else, adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction.

The sale price will be the NAV next determined after the Fund receives your request in proper form.

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Receiving Your Money

Normally, the Fund will send your sale proceeds within one Business Day after it receives your redemption request. The Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

The Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund’s remaining shareholders, the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payments to Financial Intermediaries

From time to time, the Advisor and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Advisor’s and/or its affiliates’ own legitimate profits or other resources. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. A financial intermediary may provide services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Advisor and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information, please see “Payments to Financial Intermediaries” in the SAI.

The level of payments made by the Advisor and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Advisor and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments

4

could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account.

Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, investing in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, may make the Fund more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of securities.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this Prospectus and approved by the Board. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. The Fund’s policies and procedures include the following:

●

Shareholders are restricted from making more than four “round trips” into or out of the Fund within any 365 day period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Advisor reasonably believes would be harmful or disruptive to the Fund.

●

The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Fund’s shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

5

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or other financial intermediary. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder’s financial intermediary (if shares are not held directly with the Fund).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-888-272-0007.

Please keep this Prospectus Supplement with your records

6

COMMUNITY CAPITAL TRUST
The Community Reinvestment Act Qualified Investment Fund
(The “Fund” or the “CRA Fund®”)

CRA Shares (CRAIX)
Institutional Shares (CRANX)
Retail Shares (CRATX)

Supplement dated February 28, 2019
to the
Statement of Additional Information
dated October 1, 2018

Change in Transfer Agent

Effective March 4, 2019, Atlantic Shareholder Services, LLC replaced SEI Institutional Transfer Agent, Inc., assignee of SEI Investment Management Company (“SEI”), as the transfer agent and dividend disbursing agent to the Fund (“Transfer Agent”). Accordingly, all references in the Statement of Additional Information to SEI as Transfer Agent are replaced by Atlantic Shareholder Services, LLC.

Effective March 4, 2019, the first full paragraph under the section entitled “ADMINISTRATOR AND TRANSFER AGENT” on page 31 of the Statement of Additional Information is superseded and replaced with the following:

Effective March 4, 2019, Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101 (the “Transfer Agent”), serves as the Funds’ transfer agent. Prior to March 4, 2019, SEI Institutional Transfer Agent, Inc., assignee of SEI Investment Management Company, located at One Freedom Valley Drive, Oaks, PA 19456, served as the Fund’s transfer agent.

Please keep this Statement of Additional Information Supplement with your records.

1

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COMMUNITY CAPITAL TRUST
CCM Alternative Income Fund
(the “Fund”)

Supplement dated February 28, 2019
to the
Prospectus
dated October 1, 2018

Change to Contractual Expense Limitation

The Fund’s investment adviser, Community Capital Management, Inc. (the “Advisor”), has contractually agreed to lower the contractual expense limitation after which expense reimbursement takes effect for the Fund such that the Fund’s total annual net fund operating expenses, expressed as a percentage of the Fund’s average daily net assets, do not exceed 1.85%. The Fund’s current contractual expense limitation is 1.40% but excludes acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short. The new contractual expense reimbursement arrangement will take effect on March 1, 2019 and continue from implementation until February 29, 2020.

1.	Effective March 1, 2019, the information under “FUND SUMMARY – Fees and Expenses” and “Example” beginning on page 1 of the Prospectus is superseded and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses:
Dividend Expense and Prime Broker Fees on Securities Sold Short	1.04%
Other Operating Expenses	0.79%
Total Annual Fund Operating Expenses	2.58%
Fee Waivers and Expense Reimbursements[2]	(0.73)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.85%

[1]	The expense information in the table has been restated to reflect current fees.

[2]

The Advisor has contractually agreed to waive fees and reimburse expenses until February 29, 2020 so that Total Annual Fund Operating Expenses After Waivers and Expense Reimbursements will not exceed 1.85% of the Fund’s average daily net assets. The Advisor may not recoup waived fees and reimbursed expenses.

Example

This Example is intended to help you compare the costs of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$208	$679	$1,254	$2,817

2.	Effective March 1, 2019, the first and second full paragraphs under the section entitled “INVESTMENT ADVISOR” on page 30 of the Prospectus are superseded and replaced with the following:

The Advisor has contractually agreed to waive fees and reimburse expenses until February 29, 2020 so that Total Annual Fund Operating Expenses will not exceed 1.85% of the Fund’s average daily net assets attributable to Institutional Shares. The Advisor may not recoup waived fees and reimbursed expenses.

Portfolio Manager Change

Effective February 1, 2019, Todd Cohen is no longer a portfolio manager of the Fund. All references to Todd Cohen in the Prospectus are hereby deleted.

Change in Transfer Agent

Effective March 4, 2019, Atlantic Shareholder Services, LLC replaced SEI Institutional Transfer Agent, Inc., assignee of SEI Investment Management Company (“SEI”), as the transfer agent and dividend disbursing agent to the Fund (“Transfer Agent”). Accordingly, all references in the Prospectus to SEI as Transfer Agent are replaced by Atlantic Shareholder Services, LLC.

As a result of the Transfer Agent change described above, there are certain changes in the procedures for purchasing and redeeming shares of the Fund as set forth below. These changes are effective March 4, 2019.

1.	The second paragraph under the section entitled “FUND SUMMARY – Purchase and Sale of Fund Shares” on page 11 of the Prospectus is superseded and replaced with the following:

If you are considering investing in Institutional Shares of the Fund, contact the Fund’s transfer agent toll-free at 1-888-272-0007. The transfer agent will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened directly with the Fund by wire transfer, by check purchase or through an exchange of securities.

2.	The first paragraph under the section entitled “FUND SUMMARY – Purchase and Sale of Fund Shares” on page 12 of the Prospectus is superseded and replaced with the following:

You may sell (redeem) your Institutional Shares on any day when both the New York Stock Exchange and the Fund’s custodian are open for business (“Business Day”). Redemption requests must be in writing and sent to: CCM Alternative Income Fund, P.O. Box 588, Portland, ME 04112.

3.	The sections entitled “PURCHASING SHARES” and “REDEEMING SHARES” beginning on page 26 of the Prospectus are superseded and replaced with the following:

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) shares of the Fund.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see “Tax Information.”

How to Purchase Fund Shares

All investments must be made by check, wire or Automated Clearing House (“ACH”). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

If you purchase shares directly from the Fund, you will receive a confirmation of each transaction and monthly statements detailing Fund balances and all transactions completed during the prior month. Automatic reinvestments of distributions may be confirmed only by monthly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on excessive trading, see “Excessive Trading Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

By Mail

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number and the Fund name.

Regular Mail Address

Community Capital Trust
P.O. Box 588
Portland, ME 04112

Express Mail Address

Community Capital Trust
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund’s transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

By Wire

To open an account by wire, call 1-888-272-0007 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

Wiring Instructions

UMB Bank, N.A.
Kansas City, MO
ABA #101000695

For Credit To:

Atlantic Shareholder Services FBO Community Capital Trust
Acct #9872324919
Fund Name
(Your Account Number with the Fund)

Purchases In-Kind

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if the Advisor deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

To discuss arrangements for purchasing Institutional Shares of the Fund in exchange for your securities, contact the Advisor toll-free at 1-877-272-1977.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

Minimum Purchases

To purchase Institutional Class shares of the Fund for the first time, including an initial purchase through an IRA, you must invest at least $1,000. There are no minimums for subsequent investments. The Fund may accept initial investments of smaller amounts in its sole discretion.

How to Redeem Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-272-0007.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing.

To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

●	you want the Fund to send your money to an address other than the address on your account;

●	you want the Fund to send your money to the address on your account that’s changed within the last 30 days; or

●

you want the Fund to make the check payable to someone else, adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction.

The sale price will be the NAV next determined after the Fund receives your request in proper form.

By Mail

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

●	The Fund name;

●	The account number;

●	The dollar amount or number of shares you wish to redeem;

●	The account name(s); and

●	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Regular Mail Address

Community Capital Trust
P.O. Box 588
Portland, ME 04112

Express Mail Address

Community Capital Trust
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund’s transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

By Telephone

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the ACH or wire redemption privilege) by completing the appropriate sections of the account application. Call 1-888-272-0007 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

Receiving Your Money

Normally, the Fund will send your sale proceeds within one Business Day after it receives your redemption request. The Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

The Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

Redemptions In-Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund’s remaining shareholders, the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payments to Financial Intermediaries

From time to time, the Advisor and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Advisor’s and/or its affiliates’ own legitimate profits or other resources. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. A financial intermediary may provide services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Advisor and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information, please see “Payments to Financial Intermediaries” in the SAI.

The level of payments made by the Advisor and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Advisor and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Other Policies

Excessive Trading Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, investing in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, may make the Fund more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of securities.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this Prospectus and approved by the Board. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. The Fund’s policies and procedures include the following:

●

Shareholders are restricted from making more than four “round trips” into or out of the Fund within any 365 day period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Advisor reasonably believes would be harmful or disruptive to the Fund.

●

The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Fund’s shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or other financial intermediary. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder’s financial intermediary (if shares are not held directly with the Fund).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-888-272-0007.

Please keep this Prospectus Supplement with your records.

COMMUNITY CAPITAL TRUST
CCM Alternative Income Fund
(the “Fund”)

Supplement dated February 28, 2019
to the
Statement of Additional Information
dated October 1, 2018

Change to Contractual Expense Limitation

The Fund’s investment adviser, Community Capital Management, Inc. (the “Advisor”), has contractually agreed to lower the contractual expense limitation after which expense reimbursement takes effect for the Fund such that the Fund’s total annual net fund operating expenses, expressed as a percentage of the Fund’s average daily net assets, do not exceed 1.85%. The Fund’s current contractual expense limitation is 1.40% but excludes acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short. The new contractual expense reimbursement arrangement will take effect on March 1, 2019 and continue from implementation until February 29, 2020.

Effective March 1, 2019, the first paragraph of the section entitled “INVESTMENT ADVISOR” on page 37 of the Statement of Additional Information is superseded and replaced with the following:

The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for the Institutional Shares from exceeding 1.85% until February 29, 2020. The Advisor has contractually agreed not to recoup amounts previously waived or reimbursed to the extent that actual fees and expenses are less than the annual rate of 1.85% of the average daily net assets attributable to Institutional Shares of the Fund.

Portfolio Manager Change

Effective February 1, 2019, Todd Cohen is no longer a portfolio manager of the Fund. All references to Todd Cohen as portfolio manager in the Statement of Additional Information are hereby deleted.

Change in Transfer Agent

Effective March 4, 2019, Atlantic Shareholder Services, LLC replaced SEI Institutional Transfer Agent, Inc., assignee of SEI Investment Management Company (“SEI”), as the transfer agent and dividend disbursing agent to the Fund (“Transfer Agent”). Accordingly, all references in the Prospectus to SEI as Transfer Agent are replaced by Atlantic Shareholder Services, LLC.

Effective March 4, 2019, the third paragraph of the section entitled “ADMINISTRATOR AND TRANSFER AGENT” on page 54 of the Statement of Additional Information is superseded and replaced with the following:

Effective March 4, 2019, Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101 (the “Transfer Agent”), serves as the Funds’ transfer agent. Prior to March 4, 2019, SEI Institutional Transfer Agent, Inc., assignee of SEI Investment Management Company, located at One Freedom Valley Drive, Oaks, PA 19456, served as the Fund’s transfer agent.

Please keep this Statement of Additional Information Supplement with your records.

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